Note 11 - Liability Related to Sale of Future Royalties (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Other Liabilities [Table Text Block]
	Year ended December 31, 2022	Period from inception to December 31, 2022
Liability related to sale of future royalties — beginning balance	$85,288	$—
Proceeds from sale of future royalties	—	61,184
Non-cash royalty revenue	—	(1,083)
Non-cash interest (income) expense recognized	(1,136)	24,051
Consideration paid for termination of Royalty Monetization	(100)	(100)
Gain on termination of liability related to sale of future royalties	(84,052)	(84,052)
Liability related to sale of future royalties as of December 31, 2022	$—	$—